CONTRACT ASSETS AND LIABILITIES - Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets consisted of the following as of:
Deferred sales commissions	$ 255	$ 273	$ 333
Contract liabilities consisted of the following as of
Deferred revenue	$ 2	0	291	$ 450
Retail revenue
Contract liabilities consisted of the following as of
Deferred revenue		0	277
Brand revenue
Contract liabilities consisted of the following as of
Deferred revenue		$ 0	$ 14